OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31, 2022	December 31, 2021
Government authorities	$2,302	$897
Prepaid expenses	5,008	5,151
Advances to suppliers	4,150	5,734
Other receivables	434	380
Total	$11,894	$12,162